Acquisitions and Dispositions of Investments in Real Estate (Tables)	12 Months Ended
Dec. 31, 2022
Table Text Block [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]

Property	Location	Date Acquired	Property Type	# Spaces	Size / Acreage	Commercial Sq. Ft.	Purchase Price
222 Sheridan Bricktown Garage LLC	Oklahoma City, OK	6/7/2022	Garage	555	0.64	15,628	$17,513

Property	Location	Date Acquired	Property Type	# Spaces	Size / Acreage	Retail Sq. Ft.	Purchase Price
1W7 Carpark, LLC	Cincinnati, OH	8/25/2021	Garage	765	1.21	18,385	$32,122
222W7 Holdco, LLC	Cincinnati, OH	8/25/2021	Garage	1625	1.84	—	$28,314
322 Streeter Holdco, LLC	Chicago, IL	8/25/2021	Garage	1154	2.81	—	$38,483
2nd Street Miami Garage, LLC	Miami, FL	9/9/2021	Contract	118	N/A	—	$3,253
Denver 1725 Champa Street Garage, LLC	Denver, CO	11/3/2021	Garage	450	0.72	—	$16,274

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]

	Land and Improvements	Building and improvements	In-Place Lease Value	Total assets acquired
222 Sheridan Bricktown Garage LLC	$1,314	$16,020	$179	$17,513

	Land and Improvements	Building and improvements	In-Place Lease Value	Contract Value	Total assets acquired
1W7 Carpark, LLC	$2,995	$28,819	$308	$—	$32,122
222W7 Holdco, LLC	4,391	23,923	—	—	28,314
322 Streeter Holdco, LLC	11,387	27,096	—	—	38,483
2nd Street Miami Garage, LLC (a)	93	—	—	3,160	3,253
Denver 1725 Champa Street Garage, LLC	7,414	8,860	—	—	16,274

	$26,280	$88,698	$308	$3,160	$118,446